Financial Income and Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Financial Income and Expenses

22. FINANCIAL INCOME AND EXPENSES

Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2023	December 31, 2022	December 31, 2021
Financial income
Fair value adjustment of the put option		—	2,002	—
Fair value gain on financial investments		1,127	280	11
Interest on shareholder and other loans		—	—	61
Fair Value of derivative		191	15	—
Other finance income		154	10	83
Total financial income		1,472	2,307	155
Financial expenses
Fair value adjustment of convertible bonds		—	—	25,491
Interest and fees on bank loans	13	13,791	3,711	3,222
Interest on leases	9	1,341	1,267	631
Interest on shareholder and other borrowings		—	—	3
Interest on convertible bonds		—	—	2,385
Accretion of discount on put option liabilities		—	—	313
Fair value loss on financial investments		—	1,343	—
Impairment of financial investments		—	1,411	—
Other finance costs		115	266	23
Total financial expenses		15,247	7,998	32,068

(In thousand Euros)	December 31, 2023	December 31, 2022	December 31, 2021
Exchange differences	1,466	(3,618)	1,026
Total	1,466	(3,618)	1,026

On July 27, 2022, Wallbox Chargers, S.L.U. acquired the remaining 49% of share capital of Electromaps, S.L.U., resulting in ownership of 100% of its share capital as of that date, for purchase consideration of Euros 1,799 thousand. The transaction resulted in recognition of a gain on the settlement of the associated financial liability totaling Euros 2,002 thousand, which was recorded as financial income in the statement of profit or loss. The payment of the consideration was made through a cash payment of Euros 150 thousand on July 29, 2022 and Euros 150 thousand on August 30, 2022. The remaining amount was paid through the issuance of 163,861 Class A shares of Wallbox NV whose nominal value is Euros 0.12 per share.